SHARE-BASED COMPENSATION - (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2010	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
SHARE-BASED COMPENSATION
Shares authorized (as percent of total issued and outstanding)	5.00%	5.00%
Shares authorized threshold (as percent of outstanding)	1.00%	1.00%
Share-based compensation expense			$ 108,571	$ 174,832	$ 204,945
Share options, exercised intrinsic value			242	6,034	74,154
Share options, vested fair value			2,490	4,029	4,315
Share options
SHARE-BASED COMPENSATION
Share-based compensation expense			3,497	$ 4,089	$ 3,979
Unrecognized compensation expense			$ 7,997
Unrecognized compensation expense recognition period (in years)			3 years 6 months
Share options granted (in shares)			579,661	115,690	82,003
Share options low limit (per share)			$ 0.03	$ 40.00	$ 208.41
Share options high limit (per share)			$ 18.32	$ 175.14	$ 239.01
Non-vested shares - service condition
SHARE-BASED COMPENSATION
Granted (in shares)			2,891,157	5,685,826	1,737,898
Share-based compensation expense			$ 93,466	$ 125,596	$ 146,410
Unrecognized compensation expense recognition period (in years)			3 years 4 months 24 days
Non-vested shares fair value			$ 114,050	145,265	111,331
Non vested unrecognized compensation expense			$ 192,498
Non-vested shares - performance condition
SHARE-BASED COMPENSATION
Granted (in shares)			7,079
Share-based compensation expense			$ 11,608	45,147	54,556
Unrecognized compensation expense recognition period (in years)			2 years 9 months 18 days
Non-vested shares fair value			$ 20,157	$ 65,961	$ 0
Non vested unrecognized compensation expense			$ 26,329
Minimum | Share options
SHARE-BASED COMPENSATION
Vesting (in years)			3 years	3 years	4 years
Share options expiration (in years)			8 years
Minimum | Non-vested shares - service condition
SHARE-BASED COMPENSATION
Vesting (in years)			0 years	0 years	1 year
Minimum | Non-vested shares - performance condition
SHARE-BASED COMPENSATION
Vesting (in years)			0 years
Maximum | Share options
SHARE-BASED COMPENSATION
Vesting (in years)			5 years	6 years	6 years
Share options expiration (in years)			12 years
Maximum | Non-vested shares - service condition
SHARE-BASED COMPENSATION
Vesting (in years)			10 years	8 years	6 years
Maximum | Non-vested shares - performance condition
SHARE-BASED COMPENSATION
Vesting (in years)			4 years